UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
April 30, 2008

SMASh SERIES C PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 94.3%

	Capital Markets — 8.9%
$550,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	$533,072
1,210,000	Kaupthing Bank HF, 7.625% due 2/28/15 (a)(b)(g)	1,128,567
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes,
	5.857% due 5/31/12 (c)(d)	227,389
	Lehman Brothers Holdings Inc.:
250,000	Medium-Term Notes, 4.500% due 9/15/22 (c)	240,795
230,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	231,731
395,000	Subordinated Notes, 6.500% due 7/19/17	388,690

	Total Capital Markets	2,750,244

	Chemicals — 1.4%
400,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	427,243

	Commercial Banks — 9.1%
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds,
	6.071% due 6/30/14 (a)(c)(d)	32,954
200,000	Resona Preferred Global Securities Cayman Ltd., Bonds,
	7.191% due 7/30/15 (a)(c)(d)	178,073
780,000	Russian Agricultural Bank, Loan Participation Notes,
	6.299% due 5/15/17 (a)(b)	728,325
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds,
	6.418% due 7/20/16 (a)(c)(d)	198,419
500,000	SunTrust Bank, 7.250% due 3/15/18	527,453
590,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (c)	486,980
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	234,222
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	437,426

	Total Commercial Banks	2,823,852

	Consumer Finance — 5.3%
220,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	209,629
	American Express Co.:
800,000	7.000% due 3/19/18 (b)	862,084
440,000	Subordinated Debentures, 6.800% due 9/1/66 (c)	422,801
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13	25,597
170,000	5.625% due 8/1/33	132,117

	Total Consumer Finance	1,652,228

	Diversified Financial Services — 13.5%
410,000	Bank of America Corp., 5.375% due 8/15/11	423,001
	Citigroup Inc.:
240,000	5.500% due 4/11/13	241,721
300,000	5.000% due 9/15/14	286,302
200,000	6.000% due 8/15/17	201,332
800,000	6.875% due 3/5/38 (b)	830,033
	General Electric Capital Corp.:
500,000	Senior Notes, 5.625% due 5/1/18	506,071
500,000	Subordinated Debentures, 6.375% due 11/15/67 (c)	501,366

See Notes to Financial Statements.

14  |  SMASh Series C Portfolio 2008 Semi-Annual Report

SMASh SERIES C PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 13.5% continued
	Residential Capital LLC, Senior Notes:
$10,000	5.816% due 4/17/09 (c)	$6,700
90,000	6.178% due 5/22/09 (c)	59,625
345,000	8.000% due 2/22/11	179,400
400,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(c)(g)	268,000
	TNK-BP Finance SA:
445,000	7.500% due 7/18/16 (a)	433,500
100,000	6.625% due 3/20/17 (a)	91,125
150,000	Senior Notes, 7.875% due 3/13/18 (a)	149,250

	Total Diversified Financial Services	4,177,426

	Diversified Telecommunication Services — 3.6%
500,000	AT&T Inc., 6.300% due 1/15/38	500,878
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	235,289
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	365,247

	Total Diversified Telecommunication Services	1,101,414

	Electric Utilities — 6.5%
390,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	407,680
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35	211,829
430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	476,354
	Pacific Gas & Electric Co.:
580,000	5.625% due 11/30/17	591,538
310,000	First Mortgage Bonds, 6.050% due 3/1/34	309,325

	Total Electric Utilities	1,996,726

	Energy Equipment & Services — 1.6%
500,000	Transocean Inc., 5.250% due 3/15/13	506,056

	Food & Staples Retailing — 6.4%
408,162	CVS Caremark Corp., 6.943% due 1/10/30 (a)	404,389
26,655	CVS Corp., 5.789% due 1/10/26 (a)	25,058
	Wal-Mart Stores Inc.:
1,000,000	4.250% due 4/15/13 (b)	1,005,166
510,000	5.800% due 2/15/18	543,208

	Total Food & Staples Retailing	1,977,821

	Health Care Providers & Services — 2.7%
350,000	Cardinal Health Inc., 5.850% due 12/15/17	350,357
490,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	480,168

	Total Health Care Providers & Services	830,525

	Independent Power Producers & Energy Traders — 0.1%
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	38,267

	Insurance — 3.3%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	586,825
480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(c)	420,806

	Total Insurance	1,007,631

See Notes to Financial Statements.

SMASh Series C Portfolio 2008 Semi-Annual Report  |  15

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES C PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Media — 4.5%
$1,080,000	Time Warner Cable Inc., 5.850% due 5/1/17 (b)	$1,073,591
340,000	Time Warner Inc., 6.500% due 11/15/36	321,673

	Total Media	1,395,264

	Metals & Mining — 3.0%
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	926,330

	Multi-Utilities — 1.2%
350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	361,350

	Multiline Retail — 1.3%
450,000	Federated Retail Holdings Inc., 5.350% due 3/15/12	419,684

	Oil, Gas & Consumable Fuels — 14.9%
115,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	128,403
750,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)(b)	688,125
630,000	Kerr-McGee Corp., 6.950% due 7/1/24	666,788
	Kinder Morgan Energy Partners LP:
150,000	Medium-Term Notes, 6.950% due 1/15/38	152,544
725,000	Senior Notes, 5.950% due 2/15/18 (b)	720,413
1,307,000	Pemex Project Funding Master Trust, Senior Bonds,
	6.625% due 6/15/35 (b)	1,368,123
	XTO Energy Inc.:
580,000	5.650% due 4/1/16	586,563
260,000	Senior Notes, 7.500% due 4/15/12	283,203

	Total Oil, Gas & Consumable Fuels	4,594,162

	Pharmaceuticals — 1.1%
345,000	Wyeth, 5.950% due 4/1/37	342,857

	Thrifts & Mortgage Finance — 3.9%
	Countrywide Financial Corp.:
200,000	2.819% due 3/24/09 (c)	188,189
505,000	6.250% due 5/15/16	445,026
	Washington Mutual Inc.:
90,000	Senior Notes, 5.250% due 9/15/17	76,635
615,000	Subordinated Notes, 4.625% due 4/1/14	486,446

	Total Thrifts & Mortgage Finance	1,196,296

	Wireless Telecommunication Services — 2.0%
200,000	America Movil SAB de CV, 5.625% due 11/15/17	197,444
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	414,670

	Total Wireless Telecommunication Services	612,114

	TOTAL CORPORATE BONDS & NOTES (Cost — $29,531,974)	29,137,490

SOVEREIGN BOND — 2.4%

	Russia — 2.4%
644,190	Russian Federation, 7.500% due 3/31/30 (a)(b)
	(Cost — $731,206)	740,818

See Notes to Financial Statements.

16  |  SMASh Series C Portfolio 2008 Semi-Annual Report

SMASh SERIES C PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.1%

	U.S. Government Obligations — 0.1%
$30,000	U.S. Treasury Notes, 4.750% due 8/15/17
	(Cost — $30,272)	$32,330

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $30,293,452)	29,910,638

SHORT-TERM INVESTMENT — 0.9%

	U.S. Government Agency — 0.9%
288,000	Federal National Mortgage Association (FNMA), Discount Notes,
	1.820% due 12/15/08 (e)(f)
	(Cost — $284,717)	284,288

	TOTAL INVESTMENTS — 97.7% (Cost — $30,578,169#)	30,194,926
	Other Assets in Excess of Liabilities — 2.3%	717,607

	TOTAL NET ASSETS — 100.0%	$30,912,533

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts, written options and swap contract.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rate shown represents yield-to-maturity.

(g)	Security is valued in good faith of fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF OPTIONS WRITTEN

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE

15	Eurodollar Futures, Put	6/16/08	$96.13	$94
15	U.S. Treasury Bonds 10 Year Futures, Put	5/23/08	115.00	11,016
4	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	118.00	625

	TOTAL OPTIONS WRITTEN
	(Premiums Received — $24,471)			$11,735

See Notes to Financial Statements.

SMASh Series C Portfolio 2008 Semi-Annual Report  |  17

Statement of assets and liabilities (unaudited)
SMASh Series C Portfolio
April 30, 2008

ASSETS:
Investments, at value (Cost — $30,578,169)	$30,194,926
Cash	352,223
Interest receivable	508,267
Unrealized appreciation on swaps	70,279
Receivable from investment manager	4,202
Interest recievable for open swap contracts	3,722
Prepaid expenses	82

Total Assets	31,133,701

LIABILITIES:
Premiums paid for open swaps	160,788
Unrealized depreciation on swaps	13,376
Payable to broker — variation margin on open futures contracts	12,813
Options written, at value (premium received $24,471)	11,735
Accrued expenses	22,456

Total Liabilities	221,168

TOTAL NET ASSETS	$30,912,533

REPRESENTED BY:
Capital	$30,912,533

See Notes to Financial Statements.

18  |  SMASh Series C Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
SMASh Series C Portfolio
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Interest	$745,121

EXPENSES:
Custody fees	22,407
Audit and tax	12,149
Legal fees	2,301
Insurance	272
Trustees’ fees	88
Miscellaneous expenses	1,801

Total Expenses	39,018
Less: Expense reimbursements (Note 2)	(34,904)
Fees paid indirectly (Note 1)	(4,114)

NET INVESTMENT INCOME	745,121

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
OPTIONS WRITTEN AND SWAP CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	16,783
Futures contracts	(488,546)
Options written	95,100
Swap contracts	15,322

Net Realized Loss	(361,341)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(312,765)
Futures contracts	134,122
Options written	8,570
Swap contracts	53,564

Change in Net Unrealized Appreciation/Depreciation	(116,509)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND
SWAP CONTRACTS	(477,850)

INCREASE IN NET ASSETS FROM OPERATIONS	$267,271

See Notes to Financial Statements.

SMASh Series C Portfolio 2008 Semi-Annual Report  |  19

Statements of changes in net assets
SMASh Series C Portfolio

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2007†	2008	2007

OPERATIONS:
Net investment income	$745,121	$222,056
Net realized loss	(361,341)	(101,017)
Change in net unrealized appreciation/depreciation	(116,509)	(52,069)

Increase in Net Assets From Operations	267,271	68,970

CAPITAL TRANSACTIONS:
Proceeds from contributions	24,864,614	12,612,302
Value of withdrawals	(5,719,506)	(1,181,118)

Increase in Net Assets From Capital Transactions	19,145,108	11,431,184

INCREASE IN NET ASSETS	19,412,379	11,500,154

NET ASSETS:
Beginning of period	11,500,154	—

End of period	$30,912,533	$11,500,154

† For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

20  |  SMASh Series C Portfolio 2008 Semi-Annual Report

Financial highlights
SMASh Series C Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008 [1]	2007 [2]

NET ASSETS, END OF PERIOD (000s)	$30,913	$11,500

Total return[3]	(0.25)%	(0.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	0.34%	1.49%
Net expenses[4,6,7]	0.00[8]	0.00
Net investment income[4]	6.51	6.01

PORTFOLIO TURNOVER RATE	9%	27%

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by separately managed account sponsor to the Portfolio’s manager or subadvisers. All operating expenses of the Portfolio were reimbursed by the manager, due to an expense reimbursement agreement between the Portfolio and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.00%.

[8]	There was a 0.04% impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

SMASh Series C Portfolio 2008 Semi-Annual Report  |  21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series C Portfolio (the “Portfolio”), is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

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The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event

SMASh Series C Portfolio 2008 Semi-Annual Report  |  23

Notes to financial statements (unaudited) continued

occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would be effectively add leverage to its portfolio because, in addition to its total net asets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(e) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay dividends in foreign currencies, change in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

24  |  SMASh Series C Portfolio 2008 Semi-Annual Report

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(i) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Portfolio. However, the Portfolio is an integral part of the separately managed account program, and the Portfolio manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.075% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

During the period ended April 30, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $34,904.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

SMASh Series C Portfolio 2008 Semi-Annual Report  |   25

Notes to financial statements (unaudited) continued

3. Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	$20,981,696	—

Sales	1,447,204	$ 410,813

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$475,455
Gross unrealized depreciation	(858,698)

Net unrealized depreciation	$(383,243)

At April 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
Eurodollar	10	6/08	$2,391,150	$2,433,125	$41,975
U.S. Treasury 5 Year Notes	6	6/08	679,905	671,906	(7,999)

					$33,976

Contracts to Sell:
U.S. Treasury 10 Year Notes	40	6/08	$4,743,550	$4,632,500	$111,050

Net unrealized gain on open futures contracts					$145,026

During the six months ended April 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Options written, outstanding October 31, 2007	23	$9,291
Options written	236	113,820
Options closed	(5)	(2,084)
Options expired	(220)	(96,556)
Options written, outstanding April 30, 2008	34	$24,471

26  |  SMASh Series C Portfolio 2008 Semi-Annual Report

At April 30, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	9/7/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Portfolio:	0.350% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(13,376)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	2/8/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$5,000,000
Payments received by the Portfolio:	0.600% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$70,279

At April 30, 2008, the Portfolio had a total appreciation of $56,903 from swap contracts.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on

SMASh Series C Portfolio 2008 Semi-Annual Report  |   27

Notes to financial statements (unaudited) continued

behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

28  |  SMASh Series C Portfolio 2008 Semi-Annual Report

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

SMASh Series C Portfolio 2008 Semi-Annual Report  |   29

Notes to financial statements (unaudited) continued

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

30  |  SMASh Series C Portfolio 2008 Semi-Annual Report

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: June 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: June 27, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: June 27, 2008